Stock options, retention securities and warrants - Narratives (Details) - Retention Securities	1 Months Ended	12 Months Ended
	Jul. 31, 2025 security	Dec. 31, 2025 security $ / shares shares
Stock options, retention securities and warrants
Number of awards granted		590,000
Number of securities forfeited	98,333
Number of shares upon exercise of each security | shares		1
Exercise price | $ / shares		$ 1.78
Term of award		10 years
Vesting period		3 years
Weighted average remaining contractual life		6 months 14 days
Number of awards exercisable		491,667